Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax
Current income tax	$ 14,494	$ (39,585)	$ (6,812)
Deferred income tax	58,227	35,323	(91,960)
Income tax	$ 72,721	$ (4,262)	$ (98,772)